SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Employee stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Expected term (in years)	6 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.89%	0.68%	0.30%
Expected term (in years)	5 years	5 years	5 years
Expected volatility	49.00%	49.00%	47.00%
Minimum | Employee stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.46%
Expected volatility	97.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.30%	1.15%	0.58%
Expected term (in years)	7 years	8 years	8 years
Expected volatility	57.00%	50.00%	48.00%
Maximum | Employee stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.87%
Expected volatility	98.00%